Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated
April 4, 2023

to the

Vident International Equity Strategy ETFTM (VIDI)
Vident U.S. Equity Strategy ETFTM (VUSE)
Vident U.S. Bond Strategy ETFTM (VBND)

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated December 31, 2022

and

U.S. Diversified Real Estate ETF (PPTY)

Summary Prospectus, Prospectus, and SAI, each dated June 30, 2022 each a series of ETF Series Solutions
(each a “Fund,” and collectively, the “Funds”)

Effective April 4, 2023, the Funds’ website is www.videntam.com. All references in each Fund’s Summary Prospectus, Prospectus, and SAI to the prior website are revised to reflect the new website.

Also effective April 4, 2023, Vident Advisory, LLC will be doing business as Vident Asset Management.

Supplement Closing	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
Vident International Equity Strategy ETF™
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Vident International Equity Strategy ETFTM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.videntam.com
Vident International Equity Strategy ETF™ | Vident International Equity Strategy ETF™
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VIDI
Vident U.S. Equity Strategy ETF™
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Vident U.S. Equity Strategy ETFTM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.videntam.com
Vident U.S. Equity Strategy ETF™ | Vident U.S. Equity Strategy ETF™
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VUSE
Vident U.S. Bond Strategy ETF™
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Vident U.S. Bond Strategy ETFTM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.videntam.com
Vident U.S. Bond Strategy ETF™ | Vident U.S. Bond Strategy ETF™
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VBND
U.S. Diversified Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Diversified Real Estate ETF
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.videntam.com
U.S. Diversified Real Estate ETF | U.S. Diversified Real Estate ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PPTY